Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Information about Company's Assets Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of March 31, 2023
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$47,547,084	$—	$—
Liabilities:
Warrant liabilities - public warrants	$93,750	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$66,667

	Fair Value Measured as of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$380,360,382	$—	$—
Liabilities:
Warrant liabilities - public warrants	$187,500	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$133,334

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$380,360,382	$—	$—
Liabilities:
Warrant liabilities - public warrants	$187,500	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$133,334

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$375,032,984	$—	$—
Liabilities:
Warrant liabilities - public warrants	$5,437,500	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$3,866,667

Summary of the Change in the Fair Value of the Derivative Warrant Liabilities
The change in the fair value of the Level 3 derivative warrant liabilities for the period ended March 31, 2023 and December 31, 2022 is summarized as follows:

Warrant liabilities as of December 31, 2021	$3,866,667
Change in fair value of warrant liabilities	(1,600,000)

Warrant liabilities as of March 31, 2022	2,266,667
Change in fair value of warrant liabilities	(2,133,333)

Warrant liabilities as of December 31, 2022	$133,334
Change in fair value of warrant liabilities	(66,667)

Warrant liabilities as of March 31, 2023	$66,667

The change in the fair value of the Level 3 derivative warrant liabilities for the year ended December 31, 2022 and 2021 is summarized as follows:

Warrant liabilities as of January 1, 2021	$—
Issuance of Public and Private Placement Warrants	12,579,167
Public Warrants transferred to Level 1	(7,312,500)
Change in fair value of warrant liabilities	(1,400,000)

Warrant liabilities as of December 31, 2021	3,866,667
Change in fair value of warrant liabilities	(3,733,333)

Warrant liabilities as of December 31, 2022	$133,334

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2022	March 31, 2023
Exercise price	$11.50	$11.50
Stock Price	$10.09	$10.43
Term (in years)	5.42	5.34
Volatility	4.9%	8.9%
Risk-free interest rate	3.91%	3.53%
Dividend yield	—	—

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$10.09	$9.75
Term (in years)	5.42	5.75
Volatility	4.90%	10.00%
Risk-free interest rate	3.91%	1.32%
Dividend yield	—	—